Other general administrative expenses - Schedule of detail of other general administrative expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Selling, general and administrative expense [abstract]
Technology and systems	€ 803	€ 2,539	€ 2,389
Property, fixtures and supplies (note 2.k)	2,298	797	774
Technical reports	712	724	796
Advertising	517	512	574
Taxes other than income tax	543	554	568
Communications	367	387	400
Surveillance and cash courier services	314	337	325
Per diems and travel expenses	250	232	213
Insurance premiums	86	95	88
Other administrative expenses	2,055	2,008	2,172
Other general administrative expenses	€ 7,945	€ 8,185	€ 8,299